Accounts receivable, net (Tables)	12 Months Ended
Dec. 31, 2022
Accounts receivable, net
Schedule of Accounts receivable, net

	December 31,
	2022	2021

Accounts receivable	$—	$8
Allowance for doubtful accounts	—	—
	$—	$8